FlowStone Opportunity Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Net Assets	Original Acquisition Date
Co-Investments
MDCP Co-Investors (Jade I), L.P.(a)	Western Europe	Leveraged Buyout	$10,871,750	$13,644,323	1.78%	4/29/2025
Total Co-Investments (Cost $10,871,750) (1.78%)***				13,644,323

Primary Investments
Apax X USD, L.P.	Guernsey	Leveraged Buyout	$2,131,860	$2,691,809	0.35%	3/3/2020
Apax XI USD, L.P.(a)	Guernsey	Leveraged Buyout	2,851,768	3,232,380	0.42%	6/30/2022
Arlington Capital Partners VI, L.P.(a)	North America	Leveraged Buyout	7,583,039	10,482,060	1.37%	12/15/2023
Audax Private Equity Junior Capital Fund II, L.P.	North America	Private Equity Fund	367,050	380,000	0.05%	7/20/2023
Berkshire Fund XI-TE, L.P. (a)(b)	North America	Leveraged Buyout	977,970	842,657	0.11%	6/28/2024
Clayton, Dubilier & Rice Fund XII, L.P.	North America	Leveraged Buyout	3,653,427	5,205,022	0.68%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(a)	North America	Leveraged Buyout	7,158,077	7,909,499	1.03%	10/29/2021
CVC Capital Partners IX (A) L.P.	North America	Leveraged Buyout	3,311,719	3,697,728	0.48%	6/12/2023
Fin VC Flagship II, LP(a)	North America	Venture	2,777,868	2,962,195	0.39%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)	North America	Leveraged Buyout	3,882,743	3,665,547	0.48%	1/31/2022
Kohlberg Investors X, L.P.(a)	North America	Leveraged Buyout	4,443,453	5,020,012	0.65%	6/30/2023
Liquid Stock I, L.P.(a)	North America	Private Equity Fund	3,384,500	3,761,916	0.49%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.	North America	Leveraged Buyout	4,731,018	4,907,777	0.64%	6/21/2021
New Mountain Partners VI, L.P.	North America	Leveraged Buyout	2,279,011	3,290,574	0.43%	4/21/2020
New Mountain Partners VII, L.P.(a)	North America	Leveraged Buyout	3,581,665	4,252,376	0.55%	12/22/2023
Platinum Equity Capital Partners VI, L.P.(a)	North America	Leveraged Buyout	6,139,955	6,900,000	0.90%	12/29/2023
Sun Capital Partners VIII-A, L.P.(a)	Cayman	Leveraged Buyout	4,511,533	5,115,022	0.67%	6/30/2022
The Veritas Capital Fund VIII, LP(a)(b)	North America	Leveraged Buyout	8,627,887	11,109,724	1.45%	3/16/2022
The Veritas Capital Fund IX, LP(a)	North America	Leveraged Buyout	309,729	30,158	0.00%	12/18/2024
Trident Capital IX, L.P.	North America	Leveraged Buyout	4,091,028	5,360,573	0.70%	9/17/2021
Trident X US Fund, L.P. (a)	North America	Leveraged Buyout	48,088	(38,207)	0.00%	5/19/2025
Vista Equity Partners Fund VIII-A, L.P.(a)(b)	North America	Leveraged Buyout	5,596,672	7,152,990	0.93%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)	North America	Leveraged Buyout	7,019,935	9,836,034	1.27%	1/31/2022
Total Primary Investments (Cost $89,459,995) (14.04%)***				107,767,846

Secondary Investments
AEA Investors Fund V LP (a)	North America	Leveraged Buyout	$508,297	$288,296	0.04%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.	North America	Private Credit	1,453,580	776,201	0.10%	10/31/2019
American Securities Partners VI, L.P.(a)(b)	North America	Leveraged Buyout	3,021,894	1,574,302	0.21%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)	North America	Leveraged Buyout	164,850	1,814,847	0.24%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)	North America	Leveraged Buyout	276,734	2,882,660	0.38%	10/29/2020
Arsenal Capital Partners III-B LP(a)(b)	North America	Leveraged Buyout	2,097,406	479,481	0.06%	1/1/2022
Audax Mezzanine Fund III, L.P.	North America	Private Credit	279,733	180,432	0.02%	6/30/2021
Audax Private Equity Fund III, L.P.	North America	Leveraged Buyout	—	130,000	0.02%	6/30/2023
Audax Private Equity Fund V-A, L.P.	North America	Leveraged Buyout	12,735,459	9,310,000	1.21%	6/30/2023
Audax Private Equity Fund VI-A, L.P.	North America	Leveraged Buyout	22,345,752	18,500,000	2.40%	6/30/2023
August Capital V, L.P.(a)	North America	Venture	10,066,877	7,380,676	0.96%	6/30/2022
August Capital V Special Opportunities, L.P.(a)	North America	Venture	11,460	539,127	0.07%	6/30/2022
Awz Pentera II, LLC(a)	North America	Venture	10,338,601	18,775,000	2.44%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)	North America	Leveraged Buyout	6,723,140	6,796,176	0.89%	10/5/2022
Bain Capital Venture Fund 2009, L.P.(a)(b)	North America	Venture	5,976,404	1,497,064	0.20%	6/30/2022
BC European Capital IX, L.P.	Guernsey	Leveraged Buyout	7,995,828	3,647,983	0.48%	12/31/2020
BC Partners Galileo (2) L.P.	Guernsey	Leveraged Buyout	1,839,525	2,276,846	0.30%	6/10/2021
Brookfield Capital Partners V L.P.	North America	Leveraged Buyout	24,358,609	29,288,025	3.83%	6/30/2023
Caltius Partners IV, L.P.	North America	Private Credit	2,790,633	533,380	0.07%	6/30/2021
Canaan VII, L.P.(a)	North America	Venture	—	349,919	0.05%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)	United Kingdom	Leveraged Buyout	1,392,494	867,973	0.11%	12/31/2021
Carlyle Partners VI, L.P.(a)	North America	Leveraged Buyout	2,094,502	341,873	0.04%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)	North America	Leveraged Buyout	737,815	81,667	0.01%	9/30/2021
Cerberus Institutional Partners VI, L.P.	North America	Leveraged Buyout	424,601	1,125,450	0.15%	7/30/2021
Charles River Partnership XIV, LP(a)	North America	Venture	939,206	264,274	0.03%	6/30/2022
Clarus Lifesciences II, L.P.	North America	Venture	—	315,852	0.04%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.	North America	Leveraged Buyout	6,232,341	1,999,281	0.26%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)	North America	Venture	4,933,543	9,527,868	1.24%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.	North America	Leveraged Buyout	4,419,571	2,346,151	0.31%	12/31/2021
CRG Partners III (Holdings I) L.P.(a)(b)	North America	Private Credit	341,326	152,235	0.02%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(c)	North America	Venture	338,990	414,304	0.05%	1/1/2020
CVC Capital Partners VI (A) L.P.	Jersey	Leveraged Buyout	5,105,622	2,668,742	0.35%	1/1/2022
Dace Ventures I, L.P.(a)	North America	Venture	304,071	181,748	0.02%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)	Guernsey	Leveraged Buyout	1,491,060	756,548	0.10%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)	North America	Leveraged Buyout	1,497,477	36,034,215	4.70%	12/31/2019
EagleTree Partners IV, LP	North America	Leveraged Buyout	1,245,301	871,793	0.11%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture	128,580	3,895	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(a)	North America	Private Credit	1,464,069	1,806,179	0.24%	6/30/2021
Fin Venture Capital I, L.P.(a)	North America	Venture	3,674,232	10,068,640	1.31%	6/30/2020
Flexpoint Fund II, L.P.(b)(d)	North America	Venture	1,404,575	2,105,713	0.27%	6/30/2022
Flybridge Capital Partners III, LP(a)	North America	Venture	10,332,308	4,389,873	0.57%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)	Cayman	Leveraged Buyout	—	385,630	0.05%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)	North America	Leveraged Buyout	—	140,915	0.02%	12/31/2020
Francisco Partners III, L.P.(a)	North America	Leveraged Buyout	—	541,666	0.07%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)	North America	Leveraged Buyout	6,450,956	4,687,081	0.61%	12/31/2021
GTCR Evergreen Fund I/C LP	North America	Leveraged Buyout	5,151,260	8,510,458	1.11%	3/31/2023
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout	1,392,656	779,651	0.10%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)	Luxembourg	Leveraged Buyout	—	11,541,546	1.50%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(a)	Luxembourg	Leveraged Buyout	13,588,895	28,244,220	3.68%	9/26/2022
Icon Partners IV, L.P.(a)	North America	Leveraged Buyout	8,963,275	10,727,391	1.40%	5/21/2021
Icon Partners V C, L.P.	North America	Leveraged Buyout	8,019,188	10,227,396	1.33%	8/27/2021
IK VII Fund(a)	Jersey	Leveraged Buyout	—	3,136	0.00%	12/31/2021
Institutional Venture Partners XIV, L.P.(b)	North America	Venture	2,399,235	616,800	0.08%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)	Jersey	Private Credit	297,818	482,768	0.06%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)	North America	Leveraged Buyout	2,824,861	5,700,000	0.74%	10/27/2021
KKR Americas Fund XII L.P. (Ranger)	North America	Leveraged Buyout	3,726,446	4,888,631	0.64%	3/28/2024
KKR Americas Fund XII L.P. (ST)	North America	Leveraged Buyout	18,496,092	23,688,741	3.09%	3/28/2024
KKR Asian Fund III L.P.	North America	Leveraged Buyout	3,427,472	3,923,430	0.51%	3/28/2024
KKR Health Care Strategic Growth Fund L.P.(a)	North America	Leveraged Buyout	1,934,163	2,353,826	0.31%	3/28/2024
KKR North America Fund XI L.P.(a)	North America	Leveraged Buyout	1,184,056	1,685,124	0.22%	3/28/2024
Kohlberg TE Investors VIII-B, L.P.(a)	North America	Leveraged Buyout	25,779,279	29,640,962	3.86%	12/30/2022
LEP Opportunities II, L.P.(a)	North America	Leveraged Buyout	9,637,797	10,400,000	1.36%	6/27/2022
Lightspeed Ascent Fund, L.P.(a)	North America	Venture	17,959,621	24,464,126	3.19%	11/13/2024
Lincolnshire Equity Fund IV-A, L.P.(a)	North America	Leveraged Buyout	1,768,488	1,837,000	0.24%	12/31/2020
Littlejohn Fund IV, LP(b)	North America	Leveraged Buyout	—	88,595	0.01%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(a)(b)(e)	Western Europe	Leveraged Buyout	1,896,624	162,095	0.02%	3/31/2022
Madison Dearborn Capital Partners VII-A, L.P.	North America	Leveraged Buyout	6,957,395	8,140,187	1.06%	9/27/2024
Madison Dearborn Capital Partners VIII, L.P. (Sol)	North America	Leveraged Buyout	4,278,910	4,907,777	0.64%	9/27/2024
MDCP Insurance SPV, L.P.	North America	Leveraged Buyout	8,044,308	14,210,558	1.85%	4/24/2023
MDCP VII Auxiliary SPV, L.P.(a)	North America	Leveraged Buyout	725,012	1,103,810	0.14%	9/27/2024
MDV IX, L.P.(a)	North America	Venture	6,134,654	7,202,477	0.94%	12/31/2020
Milestone Partners FS LP(a)	North America	Leveraged Buyout	1,537,850	691,076	0.09%	12/31/2021
Milestone Partners IV, L.P.(a)	North America	Leveraged Buyout	1,610,840	1,440,169	0.19%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)	North America	Venture	143,443	333,273	0.04%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)	Western Europe	Fund of Funds	1,884,820	2,370,296	0.31%	1/18/2022
New Enterprise Associates 13, L.P.(a)	North America	Venture	5,340,088	3,634,906	0.47%	1/3/2023
NYLCAP Mezzanine Offshore Partners III, L.P.	North America	Private Credit	609,757	10,335	0.00%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)	North America	Private Credit	1,149,338	389,821	0.05%	11/1/2021
Onex Partners III LP	North America	Leveraged Buyout	314,623	551,276	0.07%	10/1/2021
Park Square Capital Partners II, L.P.	Guernsey	Private Credit	1,682,432	434,649	0.06%	6/30/2021
Parthenon Investors III, L.P.(a)	North America	Leveraged Buyout	434,543	964,239	0.13%	12/31/2019
Peepul Capital Fund II LLC(a)(b)	Mauritius	Venture	780,497	1,670,402	0.22%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)	North America	Leveraged Buyout	8,843,167	10,160,000	1.32%	12/14/2021
Permira V(b)	Guernsey	Leveraged Buyout	5,012,387	1,228,945	0.16%	2/1/2022
Platinum Equity Capital Partners III, L.P.	North America	Leveraged Buyout	1,072,433	423,000	0.06%	3/31/2022
PlayCore CV, L.P.	North America	Leveraged Buyout	—	1,072,290	0.14%	11/8/2024
Point 406 Ventures I, L.P.(a)	North America	Venture	1,865,426	558,636	0.07%	12/31/2019
Pro SPV, LP	North America	Leveraged Buyout	9,738,281	3,295,502	0.43%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout	6,515,319	9,218,193	1.20%	12/15/2021
Raine Partners II, L.P.(a)	North America	Leveraged Buyout	1,512,037	1,500,000	0.20%	9/27/2024
Raine Partners III, L.P.(a)	North America	Leveraged Buyout	2,395,966	2,500,000	0.33%	9/27/2024
Redpoint Ventures IV, L.P.(a)(b)	North America	Venture	3,020,976	1,112,181	0.14%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)	North America	Venture	922,119	1,176,990	0.15%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)	North America	Leveraged Buyout	1,118,664	1,361,655	0.18%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP	North America	Leveraged Buyout	13,903	136,514	0.02%	6/30/2021
Roark Capital Partners CF LP	North America	Leveraged Buyout	10,933,940	17,700,000	2.31%	8/19/2022
Savant Growth Fund I, LP(a)	North America	Leveraged Buyout	2,062,694	1,290,719	0.17%	12/8/2020
SEI Holding I LP(a)	North America	Leveraged Buyout	911,878	1,707,530	0.22%	3/31/2022
StepStone Real Estate Partners III, L.P.(b)	North America	Fund of Funds	36,946	43,667	0.01%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)	North America	Leveraged Buyout	2,677,312	1,793,041	0.23%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)	North America	Private Credit	571,962	129,088	0.02%	6/30/2021
TA XII-B, L.P.	North America	Leveraged Buyout	13,015,461	13,670,236	1.78%	6/30/2023
TA Subordinated Debt Fund III, L.P.(a)	North America	Private Credit	86,573	77,949	0.01%	7/30/2021
The Peninsula Fund V, L.P.	North America	Private Credit	7,751,805	743,226	0.10%	7/1/2021
The Resolute III Continuation Fund, L.P.(a)	North America	Leveraged Buyout	2,084,745	2,123,538	0.28%	9/20/2024
The Veritas Capital Partners IV, LP(a)	North America	Leveraged Buyout	27,559	4,216	0.00%	1/1/2022
TI IV R1 CF Reinvest, L.P.(a)	North America	Leveraged Buyout	864,512	1,103,803	0.14%	12/11/2024
TowerBrook Investors IV (OS), L.P.	North America	Leveraged Buyout	3,857,625	916,345	0.12%	12/31/2021
TZP Capital Partners I (PIV), LP(a)	North America	Leveraged Buyout	85,988	113,652	0.01%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(a)	North America	Leveraged Buyout	637,813	922,731	0.12%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(a)	North America	Leveraged Buyout	300,084	229,908	0.03%	4/7/2021
Versant Venture Capital IV, L.P.(a)	North America	Venture	6,545,505	288,440	0.04%	12/31/2020
Vestar Capital Partners Rainforest, L.P.(a)	North America	Leveraged Buyout	6,884,157	8,055,950	1.05%	4/5/2024
Warburg Pincus Financial Sector, L.P.(a)	North America	Leveraged Buyout	15,589,904	12,579,244	1.64%	6/30/2022
Warburg Pincus Global Growth L.P.	North America	Leveraged Buyout	11,361,638	22,020,037	2.87%	6/30/2022
Warburg Pincus Global Growth L.P. (ST)	North America	Leveraged Buyout	16,650,786	22,020,037	2.87%	3/21/2024
Warburg Pincus Jovian FS, L.P.(a)	North America	Leveraged Buyout	17,804	2,273,110	0.30%	12/3/2024
Warburg Pincus Jovian GG, L.P. (a)	North America	Leveraged Buyout	12,112	4,930,284	0.64%	12/3/2024
Warburg Pincus Private Equity XII, L.P.(a)	North America	Leveraged Buyout	14,334,793	10,766,814	1.40%	6/30/2022
WP Global Growth 14 Partners, L.P. (Ranger)(a)	North America	Leveraged Buyout	1,976,772	2,937,961	0.38%	3/27/2024
WP Global Growth Partners L.P. (Ranger)(a)	North America	Leveraged Buyout	2,022,293	2,734,360	0.36%	3/27/2024
WP XI Partners, L.P.	North America	Leveraged Buyout	781,968	717,072	0.09%	3/27/2024
Total Secondary Investments (Cost $502,128,465) (75.95%)***				582,757,992
Total Investment Funds (Cost $602,460,210) (91.77%)***				$704,170,161

Short-Term Investment (8.50%)***				Shares		Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 3.64% (f)				65,241,168		65,241,168
Total Money Market Fund (Cost $65,241,168) (8.50%)***						65,241,168

Total Investments (Cost $667,701,378) (100.27%)***						769,411,329
Liabilities in excess of other assets (-0.27%)***						(2,056,873)
Net Assets - 100.00%***						767,354,456

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

* Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

** The geographic region disclosed is based on where each Investment Fund is domiciled.

*** As a percentage of total net assets.

(a) Non-income producing.

(b) Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment. The total value of these investments is $96,550,921, which represents 12.58% of total net assets.

(c) The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(d) This investment is made through the wholly owned subsidiary FlowStone Opportunity Fund (Blocker), LLC the “Subsidiary”.

(e) The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.

(f) The rate quoted is the annualized seven-day yield of the fund at the period end.